Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles	GOODWILL AND OTHER INTANGIBLES
Intangible assets, net of amortization, at December 31 follows:

	2022		2021
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$11,916	$9,365	$11,916	$8,580
Unamortized intangible assets - goodwill	$28,300		$28,300
At December 31, 2022, the Bank (our reporting unit) had positive equity and elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the Bank exceeds its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the Bank exceeded its carrying value, resulting in no impairment.
Intangible amortization expense was $0.8 million, $1.0 million and $1.0 million during the years ended 2022, 2021 and 2020, respectively.
A summary of estimated core deposit intangible amortization at December 31, 2022, follows:

(In thousands)
2023	$547
2024	516
2025	487
2026	460
2027	434
2028 and thereafter	107
Total	$2,551